EQUITY (Tables)	12 Months Ended
Mar. 31, 2025
EQUITY
Schedule of share capital
	2025		2024
	No. of shares	Value	No. of shares	Value
	‘000	US$’000	‘000	US$’000
At March 31	17,205	108,835	17,205	108,835

Schedule of treasury shares
	No. of shares	Par value	Additional paid in capital	Total
		USD	USD	USD

Treasury shares	277,720	977,887	(75,150)	902,737